Commitments and Contingencies - Charter Hire (Table) (Details) $ in Thousands	Jun. 30, 2020 USD ($)
Minimum Future Charter Revenues for the year ending
2020 (July to December 2020)	$ 63,330
2021	114,794
2022	103,824
2023	103,824
2024	103,935
2025 and thereafter	550,540
Total	$ 1,040,247